NATURE OF THE BUSINESS	9 Months Ended	12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024
NATURE OF THE BUSINESS
NATURE OF THE BUSINESS

NOTE A — NATURE OF THE BUSINESS

Applied DNA Sciences, Inc. (“Applied DNA” or the “Company”) is a biotechnology company focused on providing nucleic-acid production solutions for the biopharmaceutical and diagnostics industries. Via our LineaRx, Inc. (“LRx”) subsidiary, the Company’s technologies enable cell-free manufacturing of deoxyribonucleic acid (“DNA”) and ribonucleic acid (“RNA”), which are essential components for a new generation of advanced biotherapeutics, such as gene therapies, adoptive cell therapies, messenger RNA (“mRNA”) therapeutics and DNA vaccines, as well as diagnostic applications (“Therapeutic DNA Production Services”).

Historically, the Company operated in two other business markets: (i) the manufacture and detection of DNA for industrial supply chains and security services (“DNA Tagging and Security Products and Services”), which the Company is in the process of winding down; and (ii) the detection of DNA and RNA in molecular diagnostics and genetic testing services (“MDx Testing Services”), which the Company exited on June 30, 2025. On February 13, 2025, the Company announced it was exiting its DNA Tagging and Security Products and Services business. As a result of exiting this market, during January 2025, the Company completed a workforce reduction of approximately 20% of its total headcount and approximately 13% in annual payroll costs. As a result of these actions, during the nine-month period ended June 30, 2025, the Company incurred one-time personnel-related charges of approximately $305,000.

In addition, on June 30, 2025, the Company announced a further strategic restructuring and realignment of resources to focus exclusively on its nucleic-acid production solutions for pharmaceutical and diagnostic applications. As part of actions undertaken, the Company implemented a workforce reduction of approximately 27% of its then current headcount and has ceased operations of its MDx Testing Services business that was conducted via its wholly-owned subsidiary, Applied DNA Clinical Labs (“ADCL”), effective June 27, 2025. The workforce reduction equates to a projected 23% reduction in annual payroll costs, excluding payroll expenses incurred as a result of the previously announced retirement of the Company’s former Chairman and Chief Executive Officer (see Note G). Since initiating the restructuring in January 2025, the Company has reduced headcount by a total of 39% for a projected 31% total reduction in payroll expenses as compared to the fiscal year ended September 30, 2024. The projected annual payroll savings is expected to be partially offset by approximately three hundred thousand dollars ($300,000) in one-time charges related to the June 30, 2025 workforce reduction and ceasing of operations at ADCL, primarily for separation benefits. As a result of this restructuring, the operations and financial results of ADCL have been accounted for as discontinued operations (see Note J).

On March 13, 2025, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment of its Certificate of Incorporation that effected a one-for-fifty (1:50) reverse stock split of its common stock, par value $0.001 per share, effective at 12:01 a.m. Eastern Time on March 14, 2025 (the “March 2025 Reverse Split”). In addition, on June 1, 2025, the Company filed with the Secretary of State of the State of Delaware a Certificate of Amendment of its Certificate of Incorporation that effected a one-for-fifteen (1:15) reverse stock split of its common stock, par value $0.001 per share, effective at 12:01 a.m. Eastern Time on June 2, 2025 (the “June 2025 Reverse Split”) (collectively the “2025 Reverse Splits”).

All warrant, option, share, and per share information in the condensed consolidated financial statements gives retroactive effect to the 2025 Reverse Splits. Please see Note E for more information.

NOTE A – NATURE OF THE BUSINESS

Applied DNA Sciences, Inc. (“Applied DNA” or the “Company”) is a biotechnology company developing and commercializing technologies to produce and detect deoxyribonucleic acid (“DNA”) and ribonucleic acid (“RNA”). Using polymerase chain reaction (“PCR”) to enable the production and detection of DNA and RNA, the Company currently operates in three primary business markets: (i) the enzymatic manufacture of synthetic DNA for use in the production of nucleic acid-based therapeutics (including biologics and drugs), as well as the development and sale of a proprietary RNA polymerase (“RNAP”) for use in the production of messenger RNA (“mRNA”) therapeutics (“Therapeutic DNA Production Services”); (ii) the detection of DNA and RNA in molecular diagnostics and genetic testing services (“MDx Testing Services”); and (iii) the manufacture and detection of DNA for industrial supply chains and security services (“DNA Tagging and Security Products and Services”).

On April 24, 2024, the Company filed a Certificate of Amendment of its Certificate of Incorporation with the Secretary of State of the State of Delaware that effected a one-for-twenty (1:20) reverse stock split of its common stock, par value $0.001 per share (the “Common Stock”), effective 12:01 A.M. April 25, 2024 (the “April 2024 Reverse Stock Split”). All warrant, option, share, and per share information in the condensed consolidated financial statements gives retroactive effect to a one-for-twenty reverse stock split that was affected on April 25, 2024. Please see Note E for more information.

On September 16, 2002, the Company was incorporated under the laws of the State of Nevada. Effective December 2008, the Company reincorporated from the State of Nevada to the State of Delaware. The Company is principally devoted to developing and marketing linear DNA technology solutions in the United States, Europe and Asia. To date, the Company has continued to incur expenses in expanding its business to meet current and anticipated future demand and it has limited sources of liquidity.